UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA AGGRESSIVE GROWTH FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2007

[USAA
EAGLE
LOGO (R)]


                          USAA AGGRESSIVE GROWTH Fund

                      3RD QUARTER Portfolio of Investments


                                 APRIL 30, 2007

                                                                      (FORM N-Q)

48492-0607                                   (C)2007, USAA. All rights reserved.

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                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES   SECURITY                                                  (000)
 -------------------------------------------------------------------------------

                COMMON STOCKS (98.3%)

                CONSUMER DISCRETIONARY (24.5%)
                ------------------------------
                AUTOMOBILE MANUFACTURERS (3.0%)
      298,624   Toyota Motor Corp. ADR                           $        36,259
                                                                 ---------------
                BROADCASTING & CABLE TV (3.9%)
    1,773,818   Comcast Corp. "A"*(a)                                     47,290
                                                                 ---------------
                CASINOS & GAMING (7.3%)
      371,052   Las Vegas Sands Corp.*                                    31,610
      527,840   MGM Mirage*                                               35,497
       84,182   Station Casinos, Inc.                                      7,324
      142,142   Wynn Resorts Ltd.                                         14,528
                                                                 ---------------
                                                                          88,959
                                                                 ---------------
                DEPARTMENT STORES (1.9%)
      524,645   Federated Department Stores, Inc.                         23,043
                                                                 ---------------
                GENERAL MERCHANDISE STORES (1.9%)
      395,982   Target Corp.                                              23,510
                                                                 ---------------
                HOME IMPROVEMENT RETAIL (2.5%)
      996,601   Lowe's Companies, Inc.                                    30,456
                                                                 ---------------
                RESTAURANTS (4.0%)
       43,635   McDonald's Corp.                                           2,107
      542,590   Starbucks Corp.*(a)                                       16,831
      491,134   Yum! Brands, Inc.                                         30,381
                                                                 ---------------
                                                                          49,319
                                                                 ---------------
                Total Consumer Discretionary                             298,836
                                                                 ---------------

                CONSUMER STAPLES (5.5%)
                -----------------------
                BREWERS (1.6%)
      726,033   Heineken NV ADR                                           19,349
                                                                 ---------------
                HOUSEHOLD PRODUCTS (2.8%)
      531,676   Procter & Gamble Co.                                      34,192
                                                                 ---------------
                PACKAGED FOODS & MEAT (1.1%)
      408,246   Kraft Foods, Inc. "A"                                     13,664
                                                                 ---------------
                Total Consumer Staples                                    67,205
                                                                 ---------------

                ENERGY (2.3%)
                -------------
                OIL & GAS EQUIPMENT & SERVICES (2.3%)
       36,367   Cameron International Corp.*                               2,348
      344,618   Schlumberger Ltd.(a)                                      25,443
                                                                 ---------------
                                                                          27,791
                                                                 ---------------
                Total Energy                                              27,791
                                                                 ---------------
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                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES   SECURITY                                                  (000)
 -------------------------------------------------------------------------------

                FINANCIALS (17.1%)
                ------------------
                DIVERSIFIED BANKS (4.6%)
    1,170,000   China Merchants Bank Co. Ltd.*(b)                $         2,859
   51,093,000   Industrial and Commercial Bank of China
                 Ltd. "H"*(b),(c)                                         27,931
      706,976   Wells Fargo & Co.                                         25,374
                                                                 ---------------
                                                                          56,164
                                                                 ---------------
                DIVERSIFIED CAPITAL MARKETS (3.1%)
      586,872   UBS AG                                                    38,088
                                                                 ---------------
                INVESTMENT BANKING & BROKERAGE (6.8%)
      205,195   Goldman Sachs Group, Inc.                                 44,858
      509,519   Lehman Brothers Holdings, Inc.                            38,356
                                                                 ---------------
                                                                          83,214
                                                                 ---------------
                OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
      179,150   Citigroup, Inc.                                            9,606
                                                                 ---------------
                REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
      107,246   CB Richard Ellis Group, Inc. "A"*                          3,630
      150,769   St. Joe Co.(a)                                             8,538
                                                                 ---------------
                                                                          12,168
                                                                 ---------------
                SPECIALIZED FINANCE (0.8%)
      147,022   Moody's Corp.                                              9,721
                                                                 ---------------
                Total Financials                                         208,961
                                                                 ---------------

                HEALTH CARE (15.8%)
                -------------------
                BIOTECHNOLOGY (8.0%)
      587,561   Amylin Pharmaceuticals, Inc.*(a)                          24,284
      706,170   Genentech, Inc.*                                          56,487
      267,390   Genzyme Corp.*                                            17,463
                                                                 ---------------
                                                                          98,234
                                                                 ---------------
                MANAGED HEALTH CARE (6.7%)
    1,543,792   UnitedHealth Group, Inc.                                  81,914
                                                                  --------------
                PHARMACEUTICALS (1.1%)
      415,235   Schering-Plough Corp.                                     13,175
                                                                 ---------------
                Total Health Care                                        193,323
                                                                 ---------------

                INDUSTRIALS (15.8%)
                -------------------
                AEROSPACE & DEFENSE (7.2%)
      257,923   Boeing Co.                                                23,987
      475,480   General Dynamics Corp.                                    37,325
      275,080   Lockheed Martin Corp.                                     26,446
                                                                 ---------------
                                                                          87,758
                                                                 ---------------
                AIR FREIGHT & LOGISTICS (2.8%)
      325,575   FedEx Corp.                                               34,328
                                                                 ---------------

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                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES   SECURITY                                                  (000)
 -------------------------------------------------------------------------------
                    RAILROADS (5.8%)
      404,828       Burlington Northern Santa Fe Corp.           $        35,439
      307,178       Union Pacific Corp.                                   35,095
                                                                 ---------------
                                                                          70,534
                                                                 ---------------
                    Total Industrials                                    192,620
                                                                 ---------------

                    INFORMATION TECHNOLOGY (7.2%)
                    -----------------------------
                    COMMUNICATIONS EQUIPMENT (2.3%)
    1,055,350       Cisco Systems, Inc.*                                  28,220
                                                                 ---------------
                    DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
      206,626       MasterCard, Inc. "A"(a)                               23,076
                                                                 ---------------
                    INTERNET SOFTWARE & SERVICES (0.9%)
       24,022       Google, Inc. "A"*                                     11,324
                                                                 ---------------
                    SEMICONDUCTORS (2.1%)
    1,174,421       Intel Corp.                                           25,250
                                                                 ---------------
                    Total Information Technology                          87,870
                                                                 ---------------

                    MATERIALS (4.6%)
                    ----------------
                    DIVERSIFIED METALS & MINING (0.9%)
      173,189       Freeport-McMoRan Copper & Gold, Inc. "B"              11,631
                                                                 ---------------
                    FERTILIZERS & AGRICULTURAL CHEMICALS (2.7%)
      549,005       Monsanto Co.                                          32,386
                                                                 ---------------
                    INDUSTRIAL GASES (1.0%)
      187,295       Praxair, Inc.                                         12,090
                                                                 ---------------
                    Total Materials                                       56,107
                                                                 ---------------

                    TELECOMMUNICATION SERVICES (4.8%)
                    ---------------------------------
                    INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
      253,116       AT&T, Inc.                                             9,801
                                                                 ---------------
                    WIRELESS TELECOMMUNICATION SERVICES (4.0%)
      469,697       America Movil S.A. de C.V. ADR "L"                    24,673
    2,675,500       China Mobile Ltd.(b)                                  24,116
                                                                 ---------------
                                                                          48,789
                                                                  --------------
                    Total Telecommunication Services                      58,590
                                                                 ---------------

                    UTILITIES (0.7%)
                    ----------------
                    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
      103,955       NRG Energy, Inc.*                                      8,208
                                                                 ---------------
                    Total Common Stocks (cost: $924,099)               1,199,511
                                                                 ---------------
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                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES   SECURITY                                                  (000)
 -------------------------------------------------------------------------------


                SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (11.5%)

                MONEY MARKET FUNDS (0.1%)
      785,817   AIM Short-Term Investment Co. Liquid Assets
                Portfolio, 5.24%(d)                              $           786
                                                                 ---------------

    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)   SECURITY                                                   (000)
 -------------------------------------------------------------------------------

                COMMERCIAL PAPER (1.5%)
   $18,000      Paradigm Funding, LLC, 5.46%(e), 5/01/2007(c),(f)         18,000
                                                                 ---------------

                CORPORATE OBLIGATIONS (2.0%)
   10,000       Links Finance, LLC Notes, 5.40%(g), 6/20/2007(c)          10,001
   15,000       Toyota Motor Credit Corp Notes, 5.28%(g), 7/19/2007       15,002
                                                                 ---------------
                Total Corporate Obligations                               25,003
                                                                 ---------------

                REPURCHASE AGREEMENTS (7.9%)

   50,000       Credit Suisse First Boston LLC, 5.23%, acquired
                   on 4/30/2007 and due 5/01/2007 at $50,000
                   (collateralized by $7,005 of Fannie Mae Discount
                   Notes(h), 5.24%(e), due 7/25/2007; $43,935 of
                   Fannie Mae Notes(h), 5.25%, due 3/26/2010;
                   combined market value $51,004)                         50,000
   43,000       Deutsche Bank Securities, Inc., 5.22%, acquired
                   on 4/30/2007 and due 5/01/2007 at $43,000
                   (collateralized by $16,609 of Freddie Mac
                   Notes(h), 6.00%, due 12/15/2020; $27,290 of
                   Federal Home Loan Bank Bonds(h), 4.38%, due
                   9/17/2010; combined market value $43,861)              43,000
    3,000        Morgan Stanley & Co., Inc., 5.22%, acquired
                   on 4/30/2007 and due 5/01/2007 at $3,000
                   (collateralized by $3,100 of Fannie Mae
                   Notes(h), 4.17%, due 12/15/2008; market
                   value $3,108)                                           3,000
                                                                 ---------------
                Total Repurchase Agreements                              96,000
                                                                 ---------------
                Total Short-term Investments Purchased With Cash
                Collateral From Securities Loaned (cost: $139,786)       139,789
                                                                 ---------------


                    TOTAL INVESTMENTS (COST: $1,063,885)         $     1,339,300
                                                                 ===============

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GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.
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4.  Short-term  securities  with original or remaining  maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE  AGREEMENTS - The Fund may enter into  repurchase  agreements with
commercial  banks  or  recognized   security   dealers.   These  agreements  are
collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase
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agreement.  The Fund's  Manager  monitors the  creditworthiness  of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2007, was approximately $117,348,000. This amount excludes $15,489,000 of securities on loan which were sold prior to April 30, 2007.

D. As of April 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2007, were $279,461,000 and $4,046,000, respectively, resulting in net unrealized appreciation of $275,415,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,219,943,000 at April 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.2% of net assets at April 30, 2007.

F. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.



SPECIFIC NOTES
(a)       The  security  or a  portion  thereof  was out on loan as of April 30,
          2007.
(b) Security was fair valued at April 30, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
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(c)       Restricted security that is not registered under the Securities Act of
          1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Rate represents the money market fund annualized seven-day yield at April 30, 2007.
(e)       Zero-coupon  security.   Rate  represents  the  effective yield at the
          date of purchase.
(f) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be
          effected  in  a  transaction   exempt  from  registration   under  the
          Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2007.
(h) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
* Non-income-producing security for the 12 months preceding April 30, 2007.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    JUNE 22, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    JUNE 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    JUNE 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.